Taxes on Income (Details) - Schedule of income (loss) before taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income (Loss) Before Taxes on Income [Abstract]
Domestic	$ 1,276	$ 389	$ (966)
Foreign	6	23	6
Total income (loss) before taxes	$ 1,282	$ 412	$ (960)